PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

17.	PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

The following table summarizes the Company’s income tax expense and effective tax rates for the three and six months ended December 25, 2021 and December 26, 2020:

	Three Months Ended		Six Months Ended
	December 25,	December 26,	December 25,	December 26,
	2021	2020	2021	2020
Loss from Continuing Operations Before Provision for Income Taxes	$(23,004)	$(39,912)	$(57,474)	$(54,226)
Income Tax Benefit (Expense)	$8,138	$(22,560)	$(11,555)	$(34,843)
Effective Tax Rate	35%	-57%	-20%	-64%

For the three and six months ended December 25, 2021, the Company calculated its provision for income taxes during its interim reporting periods by applying an estimate of the annual effective tax rate for the full year “ordinary” income or loss for the respective reporting period.

As the Company operates in the legal cannabis industry, the Company is subject to the limits of IRC Section 280E for U.S. federal, Illinois state, Florida state, Massachusetts state and New York state income tax purposes under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. However, the State of California does not conform to IRC Section 280E and, accordingly, the Company deducts all operating expenses on its California Franchise Tax Returns.

The Company has approximately gross $8,500 (tax effected $2,300) of Canadian non-capital losses and $6,915 (tax effected $1,833) of share issuance cost 20(1)(e) balance. The loss tax attribute has been determined to be more likely than not that the tax attribute would not yield any tax benefit. As such, the Company has recorded a full valuation allowance against the benefit. Since IRC Section 280E was not applied in the California Franchise Tax Returns, the Company has approximately $210,000 of gross California net operating losses which begin expiring in 2033 as of June 26, 2021. The Company has evaluated the realization of its California net operating loss tax attribute and has determined under the more likely than not standard that $207,000 will not be realized.

The effective tax rate for the three and six months ended December 25, 2021 varies widely from the three and six months ended December 26, 2020, respectively, primarily due to the Company’s forecasted income and related 280E expenditures. The Company incurred a large amount of expenses that were not deductible due to IRC Section 280E limitations, which resulted in income tax expense being incurred while there were pre-tax losses for the quarter.

The Company files income tax returns in the U.S. federal jurisdiction, various U.S. state jurisdictions, and in Canada. The Company is generally subject to audit by taxing authorities in various U.S., state, and in foreign jurisdictions for fiscal years 2013 through the current fiscal year. As of December 25, 2021, the Company had $16,600 of unrecognized tax benefits, all of which would reduce income tax expense and the effective tax rate if recognized. During the three and six months ended December 25, 2021, the Company recognized a net discrete tax expense of $140 primarily related on interest of past liabilities. During the next twelve months, the Company does not estimate any material reduction in its unrecognized tax benefits.

Medmen Enterprises Inc. [Member]
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

24. PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

As the Company operates in the legal cannabis industry, the Company is subject to the limits of IRC Section 280E for U.S. federal, Illinois state, Florida state and New York state income tax purposes under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E. However, the State of California does not conform to IRC Section 280E and, accordingly, the Company deducts all operating expenses on its California Franchise Tax Returns.

The Company intends to be treated as a United States corporation for United States federal income tax purposes under section 7874 of the U.S. Tax Code and is expected to be subject to United States federal income tax. However, for Canadian tax purposes, the Company is expected, regardless of any application of section 7874 of the U.S. Tax Code, to be treated as a Canadian resident company (as defined in the Income Tax Act (Canada) (the “ITA”) for Canadian income tax purposes. As a result, the Corporation will be subject to taxation both in Canada and the United States.

The Company has approximately gross $8,500,000 (tax effected $2,300,000) of Canadian non-capital losses and $6,915,000 (tax effected $1,833,000) of Share Issuance cost 20(1)(e) balance. The loss tax attribute has been determined to be more likely than not that the tax attribute would not yield any tax benefit. As such, the Company has recorded a full valuation allowance against the benefit. Since IRC Section 280E was not applied in the California Franchise Tax returns, the Company has approximately $171,000,000 of gross California net operating losses which begin expiring in 2033 as of June 26, 2021. The Company has evaluated the realization of its California net operating loss tax attribute and has determined under the more likely than not standard that $169,200,000 will not be realized.

Provision for income taxes consists of the following for the years ended June 26, 2021 and June 27, 2020:

	2021	2020
Current:
Federal	$(20,173,107)	$(21,675,826)
State	(3,231,255)	(2,471,663)

Total Current	(23,404,362)	(24,147,489)

Deferred:
Federal	15,762,423	52,822,427
State	4,241,991	12,153,888

Total Deferred	20,004,414	64,976,315

Total Provision for Income Taxes	$(3,399,948)	$40,828,826

As of June 26, 2021 and June 27, 2020, the components of deferred tax assets and liabilities were as follows:

	2021	2020

Deferred Tax Assets:
Sale and Leaseback	$1,209,397	$1,378,229
Net Operating Loss	18,947,040	14,773,963
Notes Payable	16,156,489	16,156,489
Fair Value of Investments	797,641	1,019,919
Lease Liability	23,036,902	30,545,899
Held For Sale	5,167,362	16,580,885

Total Deferred Tax Assets	65,314,831	80,455,384
Total Valuation Allowance	(43,164,332)	(49,939,139)

Net Deferred Tax Assets	$22,150,499	$30,516,245

	2021	2020

Deferred Tax Liabilities:
Property, Plant & Equipment	$(18,492,895)	$(25,286,947)
Intangible Assets	(28,243,281)	(37,731,096)
Senior Secured Convertible Credit Facility	(17,171,778)	(9,420,472)
Leases	(10,546,564)	(14,974,482)

Total Deferred Tax Liabilities	(74,454,518)	(87,412,997)

Net Deferred Tax Liabilities	$(52,304,019)	$(56,896,752)

The reconciliation between the effective tax rate on loss from operations and the statutory tax rate is as follows:

	2021	2020

Expected Income Tax Benefit at Statutory Tax Rate	$(32,381,541)	$(113,915,623)
Section 280E Permanent and Other Non-Deductible Items	30,846,236	89,883,278
State Rate	1,878,787	2,471,663
Tax Gain on Sale Leaseback	-	8,377,927
Effect of GAAP Impairment	-	(37,651,440)
Effect of Held for Sale	11,413,523	(16,580,885)
Effect of ASC 842	3,056,613	(15,571,417)
Benefit on Recognized California Net Operating Loss	(9,268,041)	(2,935,116)
Interest and Penalties on Uncertain Tax Positions	4,629,178	-
Valuation Allowance	(6,774,807)	45,092,787

Reported Income Tax Expense (Benefit)	$3,399,948	$(40,828,826)

Effective Tax Rate	(2.05)%	7.09%

During the years ended June 26, 2021 and June 27, 2020, the activities related to the Company’s gross unrecognized tax benefits are as follows:

	2021	2020

Balance at Beginning of Year	$15,016,935	$6,575,181

Increase in Balance Related to Tax Positions Taken During the Year	447,250	8,441,754

Balance at End of Year	$15,464,185	$15,016,935

The Company files income tax returns in the U.S. federal jurisdiction, various U.S. state jurisdictions, and in Canada. The Company is generally subject to audit by taxing authorities in various U.S., state, and in foreign jurisdictions for fiscal years 2013 through the current fiscal year.

As of June 26, 2021, and June 27, 2020, the total amount of gross unrecognized tax benefits was $20,093,363 and $15,016,935, respectively, including $900,000 and $3,800,000 of interest and penalties. As of June 26, 2021, all of the total unrecognized tax benefits, if recognized, would have an impact on the Company’s effective tax rate. The Company estimates that there will be no material changes in its uncertain tax positions in the next 12 months. The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.